Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

January 31, 2008

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Registration Statement on Form N-1A of Advanced Series Trust
(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 67 to the Registration Statement under the Securities Act of 1933 and Amendment No. 69 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 67 to the Registration Statement under the 1933 Act and Amendment No. 69 to the Registration Statement under the 1940 Act (the Amendment).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act.  The Amendment is being filed for the purpose of adding: (i) the AST Global Real Estate Portfolio (the Global Real Estate Portfolio) and the AST Parametric Emerging Markets Equity Portfolio (the Emerging Markets Equity Portfolio) as new series of the Registrant and (ii) revised disclosure with respect to the AST AllianceBernstein Managed Index 500 Portfolio (the Index Portfolio).  The Registrant has designated the effective date as the 75th day after the filing of the Amendment (i.e., April 14, 2008).

The investment objective of the Global Real Estate Portfolio is to seek capital appreciation and income.  In pursuing its investment objective, the Global Real Estate Portfolio will normally invest at least 80% of its investable assets (net assets plus any borrowings made for investment purposes) in equity-related securities of real estate companies.  The investment objective of the Emerging Markets Equity Portfolio will be to seek long-term capital appreciation. Under normal market conditions, the Emerging Markets Equity Portfolio will invest at least 80% of its net assets in equity securities of issuers: (i) located in emerging market countries or (ii) included (or considered for inclusion) as emerging market issuers in one or more broad-based market indices.  The investment objectives, policies, and restrictions of the Global Real Estate Portfolio and the Emerging Markets Equity Portfolio are described in more detail in the Amendment.  It is currently expected that the Global Real Estate Portfolio and the Emerging Markets Equity Portfolio will begin to be used as underlying funds by certain asset allocation funds on or about May 1, 2008.  Disclosure relating to the Global Real Estate Portfolio and the Emerging Markets Equity Portfolio is currently expected to be included in the Trust’s updated prospectus and statement of additional information effective May 1, 2008.

The Board of Trustees of the Registrant (the Board) including all of the Trustees of the Registrant who are not “interested persons” of the Registrant under the 1940 Act, recently approved: (i) an increased investment management fee for the Index Portfolio, (ii) a new subadvisory agreement between the Investment Managers (as defined in the Amendment) and Quantitative Management Associates LLC, an affiliated person of the Investment Managers, (iii) a change in the Index Portfolio’s borrowing policy, and (iv) submitting related proposals to the Index Portfolio’s beneficial shareholders for their consideration.  The Board approved these proposals in order to implement a new investment strategy for the Index Portfolio.  A proxy statement relating to these proposals was filed with the Commission, reviewed by the Commission staff, and is in the process of being distributed to the Index Portfolio’s beneficial shareholders for use in connection with a special shareholders meeting scheduled to be held on March 5, 2008.

The disclosure relating to the proposed investment strategy for the Index Portfolio is presented in the form of a supplement to the Trust’s prospectus, dated May 1, 2007.  Assuming the required shareholder approval of these proposals is received as described in the relevant proxy statement, the Trust expects to distribute the supplement with respect to the Index Portfolio from the effective date of the Amendment through April 30, 2008.  Such disclosure would then be included in the Trust’s updated prospectus and statement of additional information effective May 1, 2008.

Except for the disclosure relating to the proposed investment strategy for the Index Portfolio, the Amendment is not intended to amend the Registrant’s current prospectuses, dated May 1, 2007, November 19, 2007, or January 28, 2008 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated May 1, 2007, November 19, 2007, or January 28, 2008 (the Current Statements of Additional Information).  The Current Prospectuses and Current Statements of Additional Information remain unchanged except as described herein.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary